Taxation (Details) - Schedule of Reconciliation of the Company's Total Income Tax Expense $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Schedule of Reconciliation of the Company's Total Income Tax Expense [Abstract]
(Loss) income before income tax provision	$ (62,010)	$ (2,025)	$ 21,452	$ (29,213)
Income tax computed at statutory tax rate	(12,402)		2,613	(5,057)
Non-taxable income and non-deductible expenses	28		1,353	349
Temporary differences that unrecognized deferred tax assets	4,121			4,337
Tax loss that unrecognized deferred tax assets	9,272		2,463	2,410
Others				(741)
Total income taxes expense	$ 1,019	$ 33	$ 6,429	$ 1,298